Income Tax/Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reconciliation of Income Tax Charged to Income

The following is a reconciliation of income tax charged to income as of December 31, 2018, as compared to the previous fiscal year:

	12.31.18	12.31.17
Income for the Year Before Income Tax	(3,027,209)	(14,483,807)
Effective Tax Rate	30%	35%

Income (Loss) for the Year at the Tax Rate	(908,163)	(5,069,332)

Permanent Differences at the Tax Rate
- Income (Loss) from Equity Instruments	207,417	93,519
- Non-taxable Income (Loss)	180,588	94,244
- Donations and Other Non-deductible Expenses	(65,921)	(82,312)
- Other	(406,621)	(302,991)
- Allowance for Impairment	(1,888)	211,250
- Fines	—	(63)
- Inflation effect	(6,410,820)	(3,303,793)
- Law 27430 Rate Adjustment	461,207	718,691

Total Income Tax Charge for the Year	(6,944,201)	(7,640,787)

	12.31.18	12.31.17
Current Income Tax	(6,921,400)	(6,971,658)
Deferred Tax Charge(*)	397,187	(730,095)
Allowance for Impairment(*)	(1,888)	211,250
Adjustment to Prior-Year Tax Return	(82,340)	(151,496)
Law 27430 Adjustment	(335,760)	1,212

Total Income Tax Charge for the Year	(6,944,201)	(7,640,787)

(*)	See Note 20.

Summary of Current Income Tax Liabilities

	12.31.18	12.31.17
Current Income Tax	(6,921,400)	(6,971,658)
Tax Advances	3,463,791	3,393,129

Current Income Tax Liabilities	(3,457,609)	(3,578,529)